Trading revenues (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Trading revenues (CHF million)
Trading revenues	5,020	9,338	12,151
Interest rate products
Trading revenues (CHF million)
Trading revenues	6,794	5,866	9,850
Foreign exchange products
Trading revenues (CHF million)
Trading revenues	(4,433)	2,258	314
Equity/index-related products
Trading revenues (CHF million)
Trading revenues	1,644	2,211	4,427
Credit products
Trading revenues (CHF million)
Trading revenues	522	(1,644)	(3,971)
Commodity, emission and energy products
Trading revenues (CHF million)
Trading revenues	361	323	560
Other products
Trading revenues (CHF million)
Trading revenues	132	324	971